Income Taxes - Reconciliation of the statutory tax rate to effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before tax:	$ (258,150)	$ (353,323)	$ (248,432)
RATE
Statutory rate	19.00%	19.00%	19.00%
Effect of different tax rates	3.20%	1.80%	(4.00%)
Tax rate modifications	17.40%	0.00%	0.00%
Valuation Allowances	(39.00%)	(21.10%)	(17.60%)
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-based Payment Arrangement, Percent	(2.70%)	6.60%	(0.20%)
Other permanent differences	2.30%	(1.90%)	(0.90%)
Non-deductible transaction costs	(0.80%)	(1.40%)	(1.70%)
Withholding tax	(0.40%)	(0.20%)	(0.50%)
Tax indemnity	0.00%	0.00%	3.00%
Other	0.00%	(0.10%)	(0.20%)
Effective rate	(4.80%)	0.80%	(4.10%)
Effective Income Tax Rate Reconciliation Change In Base Erosion And Anti Abuse Tax Rate Percent	(3.80%)	(1.90%)	(0.90%)
Income Tax Expense (Benefit)	$ 12,298	$ (2,698)	$ 10,201